Business Combinations- Additional Information (Detail) - EUR (€) € in Thousands		7 Months Ended	12 Months Ended
	Jun. 04, 2021	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Portion of earn-out payment payable (as a percent)				50.00%
Consideration paid in cash				€ 585	€ 4,224	€ 2,245
Forecast
Disclosure of detailed information about business combination [line items]
Portion of earn-out payment payable (as a percent)			50.00%
Tesitura Unbertino
Disclosure of detailed information about business combination [line items]
Percentage of voting interests acquired	60.00%
Cash consideration	€ 7,050
Contingent consideration	1,170
Consideration paid in cash	3,514			585
Goodwill	€ 2,820
Revenue of the acquiree since the acquistion date		€ 5,625		10,210
Profit loss of the acquiree since the acquistion date		€ 561		€ 938
Additional revenues if acquisition had occurred at beginning of year					3,987
Additional net income if acquisition had occurred at beginning of year					674
Tesitura Unbertino | Forecast
Disclosure of detailed information about business combination [line items]
Consideration paid in cash			€ 585
Gruppo Dondi SPA
Disclosure of detailed information about business combination [line items]
Contingent consideration paid					€ 710